Notes Payable and Convertible Notes Payable - Schedule of Notes Payable and Convertible Notes Payable (Details) (10-K)	Dec. 31, 2019 USD ($)
Debt Instrument [Line Items]
Gross	$ 751,640
Discount	(11,304)
Net	740,336
February 2019 Note [Member]
Debt Instrument [Line Items]
Gross	66,000
Discount
Net	66,000
March 2019 Note [Member]
Debt Instrument [Line Items]
Gross	150,000
Discount
Net	150,000
April 2019 Convertible Notes [Member]
Debt Instrument [Line Items]
Gross	300,000
Discount	(6,079)
Net	293,921
July 2019 Note [Member]
Debt Instrument [Line Items]
Gross	191,640
Discount	(2,700)
Net	188,940
December 2019 Note [Member]
Debt Instrument [Line Items]
Gross	44,000
Discount	(2,525)
Net	41,475
Notes Payable [Member]
Debt Instrument [Line Items]
Gross	451,640
Discount	(5,225)
Net	446,415
Convertible Notes Payable [Member]
Debt Instrument [Line Items]
Gross	300,000
Discount	(6,079)
Net	$ 293,921